Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of accrued expenses and other current liabilities
	December 31,
	2018	2017

Provision for professional fees	$603,038	$572,875
Government authorities	33,902	132,612
Grants received in advance	66,339	107,162
Provision for legal claims	8,083	74,612
Other	130,780	137,900

	$842,142	$1,025,161